Accounting Policies - Impairment loss (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Abstract]
Impairment Loss	$ 0
Hedging instrument term	10 years